Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2017
Personnel expenses
Summary of personnel expenses

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Wages and salaries	10,769	9,772	9,866
LTCIP	--	(478)	(274)
Employee stock option plan	386	--	--
Social security contributions	2,197	1,799	1,732
Total	13,352	11,093	11,324